Fees Summary	Oct. 28, 2025 USD ($)
Fees Summary [Line Items]
Total Offering	$ 43,531,000
Previously Paid Amount	0.00
Total Fee Amount	6,011.63
Total Offset Amount	0.00
Net Fee	6,011.63
Narrative - Max Aggregate Offering Price	$ 43,531,000
Final Prospectus	true